CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Verdelite Sciences Inc. [Member] Share Capital	Verdelite Sciences Inc. [Member] Warrants	Verdelite Sciences Inc. [Member] Contributed Surplus	Verdelite Sciences Inc. [Member] Accumulated Deficit	Verdelite Sciences Inc. [Member] Total Shareholders' Equity	Verdelite Sciences Inc. [Member] Non-Controlling Interest	Verdelite Sciences Inc. [Member]	Emerald Health Naturals Inc. [Member] Share Capital	Emerald Health Naturals Inc. [Member] Warrants	Emerald Health Naturals Inc. [Member] Contributed Surplus	Emerald Health Naturals Inc. [Member] Accumulated Deficit	Emerald Health Naturals Inc. [Member] Total Shareholders' Equity	Emerald Health Naturals Inc. [Member] Non-Controlling Interest	Emerald Health Naturals Inc. [Member]	Share Capital Previously Reported [Member]	Share Capital	Warrants Previously Reported [Member]	Warrants	Contributed Surplus Previously Reported [Member]	Contributed Surplus	Accumulated Deficit Previously Reported [Member]	Accumulated Deficit	Total Shareholders' Equity Previously Reported [Member]	Total Shareholders' Equity	Non-Controlling Interest Previously Reported [Member]	Non-Controlling Interest	Previously Reported [Member]	Total
Balance at Dec. 31, 2017																$ 77,912,246		$ 461,772		$ 5,285,709		$ (17,829,369)		$ 65,830,358		$ 1,956,834		$ 67,787,192
Balance (shares) at Dec. 31, 2017																106,787,226		9,707,677
Acquisitions	$ 45,000,000	$ 0	$ 0	$ 0	$ 45,000,000	$ 0	$ 45,000,000
Acquisitions (in shares)	9,911,894	0
Increase in ownership of Avalite Sciences Inc.																$ 0		$ 0		0		(522,204)		(522,204)		522,204		0
Increase in ownership of Avalite Sciences Inc. (in shares)																0		0
Shares issued on stock option exercises (Note 12)																$ 679,414		$ 0		(247,687)		0		431,727		0		431,727
Shares issued on stock option exercises (Note 12) (in Shares)																538,523		0
Units issued on prospectus offerings																$ 40,740,000		$ 9,060,000		0		0		49,800,000		0		49,800,000
Units issued on prospectus offerings (shares)																10,000,000		10,000,000
Share issuance costs																$ (272,355)								(272,355)				(272,355)
Share-based payments (Note 12)																$ 0		$ 0		4,035,708		0		4,035,708		0		4,035,708
Warrants expired (shares)																0		(56,050)
Warrants expired																$ 0		$ (17,093)		17,093		0		0		0		0
Shares issued on warrant exercises (Note 18)																$ 24,901,302		$ (3,044,679)		0		0		21,856,623		0		21,856,623
Shares issued on warrant exercises (Note 18) (shares)																8,239,863		(8,239,863)
Net loss and comprehensive loss																$ 0		$ 0		0		(10,330,815)		(10,330,815)		(325,575)		(10,656,390)
Balance at Jun. 30, 2018																$ 188,960,607		$ 6,460,000		9,090,823		(28,682,388)		175,829,042		2,153,463		177,982,505
Balance (shares) at Jun. 30, 2018																135,477,506		11,411,764
Balance at Dec. 31, 2017																$ 77,912,246		$ 461,772		5,285,709		(17,829,369)		65,830,358		1,956,834		$ 67,787,192
Balance (shares) at Dec. 31, 2017																106,787,226		9,707,677
Warrants expired (shares)																												(3,056,050)
Balance at Dec. 31, 2018															$ 204,791,733	$ 204,791,733	$ 4,360,000	$ 4,360,000	$ 14,202,536	14,202,536	$ (52,855,947)	(53,055,040)	$ 170,498,322	170,299,229	$ 0	0	$ 170,498,322	$ 170,299,229
Balance (shares) at Dec. 31, 2018															141,443,116	141,443,116	8,411,764	8,411,764
Adoption of IFRS 16 (Note 3)																						(199,093)		(199,093)				(199,093)
Shares issued on at-the-market offering (Note 12) (in shares)																4,167,200		0
Shares issued on at-the-market offering (Note 12)																$ 14,749,636		$ 0		0		0		14,749,636		0		14,749,636
Acquisitions	$ 8,199,371	$ 0	$ 0	$ 0	$ 8,199,371	$ 0	$ 8,199,371	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4,802,000	$ 4,802,000
Acquisitions (in shares)	2,129,707	0						0	0
Shares issued on stock option exercises (Note 12)																$ 3,223,157		$ 0		(2,149,885)		0		1,073,272		0		1,073,272
Shares issued on stock option exercises (Note 12) (in Shares)																1,702,921		0
Share issuance costs																$ (776,726)		$ 0		0		0		(776,726)		0		(776,726)
Share-based payments (Note 12)																$ 0		$ 0		8,443,739		0		8,443,739		0		8,443,739
Warrants expired (shares)																		0
Shares issued on warrant exercises (Note 18) (shares)																0		0
Net loss and comprehensive loss																$ 0		$ 0		0		(3,718,886)		(3,718,886)		(382,528)		(4,101,414)
Balance at Jun. 30, 2019																$ 230,187,171		$ 4,360,000		$ 20,496,390		$ (56,773,926)		$ 198,269,635		$ 4,419,472		$ 202,689,107
Balance (shares) at Jun. 30, 2019																149,442,944		8,411,764